Tax	3 Months Ended
Mar. 31, 2026
Tax [Abstract]
Tax

15. Tax

15.1 Taxes payable

	March 31, 2026	December 31, 2025
Withholding taxes	14,056	16,049
Payroll Taxes	31,963	40,795
Social security contribution on revenues (1)	53,135	40,534
Income tax and social contribution	404,252	721,522
Other taxes	7,678	7,598
Total	511,084	826,498

(1)	As of December 31, 2025 the amount R$ 20,491 was reclassified from Taxes Payable to Tax Claims as explained in note 19c.

15.2 Income tax and social contribution

	March 31, 2026	March 31, 2025
Profit before income tax	221,714	76,617
Income tax and social contribution (1)	(99,771)	(34,477)
Permanent additions/exclusions	29,794	45,956
Effect of different tax rates – subsidiaries	10,011	16,696
Compensation of previously unrecognized deductible temporary differences	384	24,239
Compensation of previously unrecognized tax losses	-	4,035
Others	19,399	986
Total income tax and social contribution	(69,977)	11,479
Current taxes	(199,917)	(187,545)
Deferred taxes	129,940	199,024
Total income tax and social contribution	(69,977)	11,479
Effective rate (%)	(32)%	15%

(1)	The Group’s operations are primarily conducted in entities subject to income tax and social contribution in Brazil. All material entities in Brazil are subject to corporate income tax of 25%. Social contribution is generally levied at 20% for financial entities and 9% for non-financial entities. The tax rate used was the one applicable to PicPay Bank, which represents the most significant portion of the operations of the Group. The effect of other tax rates is shown in the table above as “Effect of different tax rates – subsidiaries”.

15.3 Unrecognized deferred tax assets

The Group has unrecognized deferred tax assets in its subsidiaries for which it is not expected that future taxable profits will be sufficient to consume the deferred tax assets in an appropriate period of time. The Group’s unrecognized deferred tax assets, shown on the table below, without expiration date, were calculated on income tax losses and temporary differences at a rate of 34% for Guiabolso (and its subsidiary), and Crednovo; and at a rate of 40% for PicPay Invest.

The reduction in the amount of unrecognized deferred tax assets was due to the recognition of PicPay deferred tax assets presented on Note 9 above.

	March 31, 2026		December 31, 2025
	Gross amount	Tax effect	Gross amount	Tax effect
Deductible temporary differences	13,219	5,018	14,054	5,262
Tax losses	282,688	104,093	275,109	101,390
Total	295,907	109,111	289,163	106,652